Capital commitments and contingent liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities in business combination [line items]
Commitments to purchase property, plant and equipment	$ 127,300,000	$ 162,900,000
Legal proceedings provision	0
Litigations and claims
Disclosure of contingent liabilities in business combination [line items]
Contingent liabilities	$ 12,700,000	$ 11,900,000